Unrecognized contractual commitments (telecom activities) (Tables)	12 Months Ended
Dec. 31, 2022
Unrecognized contractual commitments (telecom activities)
Schedule of operating leases and maturities

(in millions of euros)	Minimum future
lease payments
Property lease commitments	122
o/w technical activities	32
o/w shops/offices activities	90

Maturities are set forth below:

(in millions of euros)	Minimum	Less than	Between	Between	Between	Between	More than
	future	one year	one and	two and	three and	four and	five years
	lease		two years	three years	four years	five years
payments
Property lease commitments	122	35	24	16	19	6	22

Telecom activities, operating segment [member]
Unrecognized contractual commitments (telecom activities)
Schedule of commitments relating to operating activities

(in millions of euros)	Total	Less than	From one	More than
		one year	to five years	five years
Operating activities commitments	12,462	5,097	4,851	2,514
Operating leases commitments	148	45	76	26
Handsets purchase commitments	2,573	1,820	746	6
Transmission capacity purchase commitments	1,621	236	585	800
Other goods and services purchase commitments	5,036	1,785	2,270	981
Investment commitments	1,559	858	587	114
Public Initiative Networks commitments(1)	63	13	20	30
Guarantees granted to third parties in the ordinary course of business	1,462	338	567	556
(1)	Including unrecognized contractual commitments carried by Orange SA in the context of the deployment of the High and Very High Speed network in France. The unrecognized contractual commitments relating to Orange Concessions' group are presented in Note 11.3.

Schedule of assets covered by commitments

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Assets held under leases	1,134	998	716
Non-current pledged, mortgaged or receivership assets(1)	20	21	20
Collateralized current assets	2	2	2
Total	1,157	1,021	739

(1)	Non-current pledged, mortgaged or receivership assets are shown excluding cash collateral deposits, which are presented in Note 13.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

	Total in statement of	Amount of asset pledged,	Percentage
(in millions of euros)	financial position (a)	mortgaged or receivership (b)	(b)/(a)
Intangible assets, net (excluding goodwill)	14,892	19	—%
Property, plant and equipment, net	31,630	2	—%
Non-current financial assets	977	—	—
Other(1)	34,480	—	—
Total	81,978	20	—%

(1)	This item mainly includes net goodwill, interests in associates, net deferred tax assets, non-current derivatives assets and rights-of-use.